Note 6 - Equity Compensation Plans (Details) (USD $)	12 Months Ended	0 Months Ended				9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Mar. 06, 2014	May 17, 2013	Jun. 12, 2014	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Jan. 29, 2013
Note 6 - Equity Compensation Plans (Details) [Line Items]
Stock Issued During Period, Value, Employee Stock Purchase Plan (in Dollars)	$ 11,139,000
The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						15,500,000	15,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	9,242
Share-based Compensation Arrangement by Share-based Payment Award, Number Of Participants	2,486
Employee Stock Purchase Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number Of Participants	513
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		5,178,815
Officer [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number Of Participants	5
Director [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number Of Participants	6
Consultant [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number Of Participants	1
Non-founder Directors [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			250,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 11.50
Successor [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Stock Issued During Period, Value, Employee Stock Purchase Plan (in Dollars)	200,000
Restricted Stock Units (RSUs) [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		329,823
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars)	7,100,000
Allocated Share-based Compensation Expense (in Dollars)	400,000
Restricted Stock Units (RSUs) [Member] | Director [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				9,242
Allocated Share-based Compensation Expense (in Dollars)	300,000
Restricted Stock Units (RSUs) [Member] | Certain Employees [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	139,610
Allocated Share-based Compensation Expense (in Dollars)	600,000
Restricted Stock Units (RSUs) [Member] | Non-Employees [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 months
Restricted Stock Units (RSUs) [Member] | Administrative Expense [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	100,000
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | Certain Employees [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	36 months
Restricted Stock Units (RSUs) [Member] | Minimum [Member] | Non-Employees [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 20.97
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | Certain Employees [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	60 months
Restricted Stock Units (RSUs) [Member] | Maximum [Member] | Non-Employees [Member] | The 2013 Plan [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 28.36
Employee Stock Option [Member] | Non-founder Directors [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)			$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			18.49%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term					4 years 146 days
Employee Stock Option [Member] | Successor [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)						200,000
Class C Junior Shares [Member] | MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								4,890,000
Class C Junior Shares [Member] | Predecessor [Member] | MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)							$ 9,000,000
Class C Junior Shares [Member] | Restricted Stock [Member] | Predecessor [Member] | MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								5,000,000
Class C-1 Junior Shares [Member] | Predecessor [Member] | MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								1,666,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								1,630,000
Class C-2 Junior Shares [Member] | Predecessor [Member] | MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								1,666,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								1,630,000
Class C-3 Junior Shares [Member] | Predecessor [Member] | MacDermid [Member]
Note 6 - Equity Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								1,666,666
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								1,630,000